GMO Emerging Country Debt Fund Annual Fund Operating Expenses - GMO Emerging Country Debt Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Component1 Other Expenses	0.08%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.12%	[2]
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.62%
Class IV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Component1 Other Expenses	0.08%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.12%	[2]
Expenses (as a percentage of Assets)	0.57%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.57%
Class VI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.405%	[1]
Component1 Other Expenses	0.08%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.12%	[2]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.00%)	[1]
Net Expenses (as a percentage of Assets)	0.53%

[1]	Includes both management fee of 0.35% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This waiver will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any.